COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Rental expense	$ 342	$ 455	$ 648
Operating leases, future minimum lease payments due	308	213
Operating leases, future minimum lease payments due in next fiscal year	261	193
Operating leases, future minimum lease payments due in second fiscal year	47	20
Capital commitments for purchase of PP&E	2	164
Royalty expense	715	715	360
Royalty fee commitments, total	269	813
Technology Knowhow A [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	50
Technology Knowhow B [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	$ 94